INVESTMENTS IN AFFILIATED COMPANIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
January 1, 2015	$ 169,143
Deconsolidation of Sapiens and accounting for the remaining investment under equity method (see Note 1a)	275,951
Consolidation of affiliate	(545)
Equity in gains of affiliated companies, net	8,337
Exercise of employees stock options in affiliate	(411)
Equity in other comprehensive gain (loss) of affiliates, net	(407)
Transaction with non-controlling interests in affiliate's subsidiary	(781)
Purchase of additional shares	3,732
Exchange differences	(12)
Dividends received from affiliates	(3,544)
Deferred gain from intercompany transactions	(30)
December 31, 2015	$ 451,433